Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated other comprehensive (loss) income was as follows (in millions):

	November 30,
	2014	2013
Cumulative foreign currency translation adjustments, net	$(512)	$234
Unrecognized pension expenses	(90)	(97)
Unrealized losses on marketable securities	(5)	(7)
Net (losses) gains on cash flow derivative hedges	(9)	31
	$(616)	$161